Trade and other receivables, net (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of trade and other receivables, net [Abstract]
Disclosure of detailed information about trade and other receivables [text block]
The balance of trade and other receivables, net of provision allowance for doubtful accounts, is comprised as follows as of December 31, 2018 and 2017:

	2018	2017
Current
Customers
Foreign	2,404,531	2,052,829
Domestic	1,512,821	1,533,058
Fuel price stabilization fund (1)	3,828,691	2,256,312
Industrial services	154,152	26,223
Accounts receivable from employees	78,459	34,461
Related parties (Note 29)	23,480	23,013
Other	192,109	173,022
	8,194,243	6,098,918
Non–current
Accounts receivable from employees	470,609	484,504
Related parties (Note 29)	117,824	154,810
Other	167,141	137,818
	755,574	777,132

(1)
Accounts receivable from the Ministry of Finance and Public Credit, arising from the differences between the international parity price of regular motor gasoline and diesel and the prices charged by the Ecopetrol Business Group, in accordance with Resolution 180522 issued on March 29, 2010, as amended. The Ministry of Finance and Public Credit actually settles the payments.

Disclosure of allowance for credit losses [text block]
The following shows the changes in the allowance for doubtful accounts for the year ended December 31, 2018 and 2017:

	2018	2017	2016
Opening balance	170,016	144,329	160,406
Additions, net	107,725	35,229	19,438
Accounts receivable write–off and uses	(9,087)	(9,542)	(35,515)
Closing balance	268,654	170,016	144,329